Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 03, 2021 shares	Oct. 08, 2019 shares
Research and development costs	$ 0		$ 61,000		$ 497,000
Advertising and promotional expenses	9,000		7,000		$ 7,000
Unrecognized contract revenue	$ 6,000,000		$ 5,400,000
Common stock, issued | shares	7,899,832	7,899,832	7,899,832	7,899,832			2,061,900	1,030,950
ZHEJIANG TIANLAN
Research and development costs | ¥		¥ 29,115,000		¥ 23,419,000		¥ 28,589,000
Impairment of long-lived assets	$ 0		$ 0			¥ 2,742,000
Common stock, issued | shares	82,572,000	82,572,000	82,572,000	82,572,000
Revenue
Concentration percentage	33.00%	33.00%	15.00%	15.00%	23.00%	23.00%
Revenue | ZHEJIANG TIANLAN
Concentration percentage	35.00%	35.00%	35.00%	35.00%	39.00%	39.00%
Revenue | ZHEJIANG TIANLAN | Customer One
Concentration percentage	14.00%	14.00%	16.00%	16.00%	16.00%	16.00%
Accounts Receivable
Concentration percentage			10.00%	10.00%
Accounts Receivable | ZHEJIANG TIANLAN
Concentration percentage	10.00%	10.00%	10.00%	10.00%